Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital Ordinary Shares	Share Capital Preferred Shares	Capital Surplus	Accumulated Deficits	Exchange Difference on Translation
Beginning balance at Dec. 31, 2020	$ 183,032	$ 14	$ 85,714	$ 127,956	$ (49,247)	$ 18,595
Net loss	(67,362)				(67,362)
Other comprehensive income (loss)	3,005					3,005
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(64,357)				(67,362)	3,005
Issuance of shares	0	1		(1)
Shared-based payments (Note 22)	5,038			5,038
Ending balance at Dec. 31, 2021	123,713	15	85,714	132,993	(116,609)	21,600
Net loss	(98,908)				(98,908)
Other comprehensive income (loss)	(16,180)					(16,180)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(115,088)				(98,908)	(16,180)
Issuance of shares	472,579	9		472,570
Repurchase of Series C preferred shares	(85,714)		(85,714)
Recognition of earnout liabilities (Note 13)	(134,423)				(134,423)
Shared-based payments (Note 22)	37,907			37,907
Ending balance at Dec. 31, 2022	298,974	24	0	643,470	(349,940)	5,420
Net loss	(76,038)				(76,038)
Other comprehensive income (loss)	(691)					(691)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(76,729)				(76,038)	(691)
Issuance of shares	118			118
Shared-based payments (Note 22)	26,324			26,324
Ending balance at Dec. 31, 2023	$ 248,687	$ 24	$ 0	$ 669,912	$ (425,978)	$ 4,729